Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	May 31, 2014
Registrant Name	dei_EntityRegistrantName	Community Capital Trust
CIK	dei_EntityCentralIndexKey	0001078195
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 10, 2015
Effective Date	dei_DocumentEffectiveDate	Feb. 10, 2015
Prospectus Date	rr_ProspectusDate	Oct. 01, 2014